Rights of use of assets (Details 2) - ARS ($) $ in Millions	Jun. 30, 2024	Jun. 30, 2023
Statement [Line Items]
Total depreciation of right-of-use assets	$ 1,045	$ 718
Machinery And Equipment [Member]
Statement [Line Items]
Total depreciation of right-of-use assets	0	15
Offices Shopping Malls And Ether Rental Properties [Member]
Statement [Line Items]
Total depreciation of right-of-use assets	452	110
Convention center [Member]
Statement [Line Items]
Total depreciation of right-of-use assets	$ 593	$ 593